HEDGE ACCOUNTING - Financial instruments for hedging - assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Assets	$ 156,220	$ 166,598
Forward contracts
Disclosure of financial assets [line items]
Assets	123,325	166,598
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Assets	951	14
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Assets	122,374	$ 166,584
Swap
Disclosure of financial assets [line items]
Assets	32,895
Cross currency swaps
Disclosure of financial assets [line items]
Assets	$ 32,895